Cover	Jan. 13, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 13, 2022
Entity File Number	001-37352
Entity Registrant Name	VIRTU FINANCIAL, INC.
Entity Central Index Key	0001592386
Entity Tax Identification Number	32-0420206
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1633 Broadway
Entity Address, Address Line Two	41st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	418-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.00001 per share
Trading Symbol	VIRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false